PROPERTY AND EQUIPMENT, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of
	June 30, 2023	December 31, 2022

Computer and office equipment	$88,641	$87,428
Furniture & fixtures	109,342	115,789
Leasehold improvements	181,136	191,965
Vehicle	88,259	93,535
Subtotal	467,378	488,717
Less: accumulated depreciation	(361,704)	(346,568)
Total	$105,674	$142,149

Depreciation expense for the three months ended June 30, 2023 and 2022 amounted to $18,124 and $17,954, respectively. Depreciation expense for the six months ended June 30, 2023 and 2022 amounted to $36,177 and $36,661, respectively.

8. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2022	2021
Computer and office equipment	$87,428	$82,298
Furniture & fixtures	115,789	122,185
Leasehold improvements	191,965	202,570
Vehicle	93,535	98,702
Subtotal	488,717	505,755
Less: accumulated depreciation	(346,568)	(289,956)
Total	$142,149	$215,799

Depreciation expense for the years ended December 31, 2022 and 2021 amounted to $71,754 and $75,797, respectively.